INCOME TAXES	12 Months Ended
Dec. 31, 2022
Ensysce Biosciences, Inc [Member]
INCOME TAXES

NOTE 10 - INCOME TAXES

Loss before provision for income taxes consisted of the following:

	Year ending December 31,
	2022	2021
United States	$(24,207,685)	$(29,145,901)

The federal and state income tax provision (benefit), included in general and administrative expenses in the Consolidated Statement of Operations, is summarized as follows:

	Year ending December 31,
	2022	2021
Current state provision	-	$1,600

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ending December 31,
	2022	2021
Income (benefit) taxes at statutory rates	(5,083,614)	(6,120,640)
State income tax, net of federal benefit	(175,164)	(131,962)
Warrants and convertible debt	(234,214)	1,620,341
Nondeductible executive compensation	-	480,248
Stock based compensation	303,499	(278,940)
Share subscription facility transaction costs	20,335	2,664,850
Research and development tax credits	(1,028,988)	(501,451)
Change in tax rates	54,263	371,784
Other	(78,227)	(139,213)
Change in valuation allowance	6,222,110	2,034,983
Total	-	-

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The Company’s deferred tax assets were comprised of the following:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss tax carryforwards	$26,726,066	$25,068,127
Tax credits	4,164,187	3,164,799
Capitalized research costs	3,729,483	-
Stock-based compensation	1,173,158	915,675
Other	265,677	687,422
	36,058,571	29,836,023
Valuation allowance	(36,052,644)	(29,830,534)
Total deferred tax assets	5,927	5,489
Deferred tax liabilities:
Convertible notes: embedded derivatives	-	-
Other	(5,927)	(5,489)
Total deferred tax liabilities	(5,927)	(5,489)
Net deferred tax assets	$-	$-

As of December 31, 2022, the Company had federal and California net operating loss (NOL) carryforwards of $102.9 million and $73.2 million, respectively, net of the NOLs that will expire due to Internal Revenue Code (IRC) Section 382 limitations. The federal net operating losses generated in 2018 and after of $20.5 million will carryforward indefinitely and be available to offset up to 80% of future taxable income each year. The federal net operating losses generated prior to 2018 of $82.4 million will begin to expire in 2026 unless previously utilized. The California NOL carryforwards will begin to expire in 2028, unless previously utilized.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

In addition, as of December 31, 2022, the Company had federal and state research and development (R&D) tax credit carryforwards of $4.2 million and $1.7 million, respectively. The federal tax credit carryforwards will begin to expire in 2024 unless previously utilized. The California research tax credits do not expire.

Pursuant to IRC Sections 382 and 383, annual use of the Company’s NOL and R&D credit carryforwards may be limited in the event that a cumulative change in ownership of more than 50% occurs within a three-year period. Although the Company has not completed an IRC Section 382/383 analysis regarding the limitation of NOL and R&D credit carryforwards as of December 31, 2022, the Company estimates that approximately $1.5 million of tax benefits related to NOL and R&D carryforwards acquired in 2015 will expire unused. Accordingly, the related NOL and R&D credit carryforwards have been removed from deferred tax assets accompanied by a corresponding reduction of the valuation allowance. Due to the existence of the valuation allowance, limitations created by current and future ownership changes, if any, related to the Company’s operations in the United States will not impact its effective tax rate. Any additional ownership changes may further limit the ability to use the NOL and R&D credit carryforwards.

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	Year ending December 31,
	2022	2021
Balance at beginning of year	1,135,179	968,445
Increases related to current year tax positions	341,108	171,977
Decreases related to prior year tax positions	(48,026)	(5,243)
Balance at end of year	1,428,261	1,135,179

As of December 31, 2022 and 2021, the Company had unrecognized tax benefits of $1.4 million and $1.1 million, respectively. Due to the existence of the valuation allowance, none of the unrecognized tax benefits would affect the effective tax rate. The Company’s policy is to recognize interest and penalties from uncertain tax positions in income tax expense. The Company did not record any interest or penalties for the years ended December 31, 2022 or 2021 and had no accrued interest on the consolidated balance sheets as of December 31, 2022 or 2021. The Company does not anticipate that the total amount of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state jurisdictions. With few exceptions, the Company is no longer subject to United States federal income tax examinations for years before 2019 and state and local income tax examinations before 2018. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the NOL carryforward amount. The Company is not currently under examination by the Internal Revenue Service or any state or local tax authority.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements